Income Taxes - Difference between expected income tax benefits and income tax benefit recorded in the financial statements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes (benefit) computed at statutory rate	$ (1,351,601)	$ (627,319)
State income tax benefit, net	(137,219)	(63,688)
Other	80,899
Change in valuation allowance	1,407,921	691,007
Expected income tax benefits and income tax benefits recorded	$ 0	$ 0